Share Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Based Compensation [Abstract]
Number of shares issued for share based compensation expense (in Shares)	5,644,597	1,981,224
Share-based compensation expense	$ 31,891,974	$ 4,515,182
Unrecognized compensation cost